As filed with the Securities and Exchange Commission on December 12, 2013

Securities Act Registration No. 33-41692

Investment Company Act Registration No. 811-06351

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes)

GREEN CENTURY FUNDS

(Exact Name of Registrant as Specified in Charter)

114 State Street, Suite 200

Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-482-0800

Kristina A. Curtis, Green Century Capital Management, Inc.

114 State Street, Suite 200, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copy to:

Constance Dye Shannon, UMB Fund Services, Inc.

803 West Michigan Street, Milwaukee, Wisconsin 53233

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post- Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the of City of Boston and the Commonwealth of Massachusetts on the 12th day of December, 2013.

GREEN CENTURY FUNDS

By:	/s/ Kristina A. Curtis
Kristina A. Curtis
President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on December 12, 2013.

Signature	Title

/s/ James H. Starr* James H. Starr	Independent Chairperson and Trustee

/s/ Kristina A. Curtis Kristina A. Curtis	President and Chief Executive Officer

/s/ John Comerford*	Trustee
John Comerford

/s/ Charles William Ryan* Charles William Ryan	Trustee

Signature	Title

/s/ Stephen Morgan* Stephen Morgan	Trustee

/s/ Mary Raftery* Mary Raftery	Trustee

/s/ Wendy Wendlandt* Wendy Wendlandt	Trustee

/s/ Douglas H. Phelps* Douglas H. Phelps	Trustee

*By:	/s/ Kristina A. Curtis
Kristina A. Curtis
Attorney-in-fact

* Pursuant to Power of Attorney filed herewith.

Green Century Funds

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase